Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Consolidated Statements of Shareholders' Equity [Abstract]
Change in fair value of derivatives, deferred tax expense (benefit)	$ (3.5)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	0.4
Reclassification from prior period losses into other comprehensive loss due to adoption of new accounting guidance, deferred tax	$ 0.1